Average Annual Total Returns - Putnam Floating Rate Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Morningstar LSTA U.S. Leveraged Loan Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.01%	5.86%	5.15%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		5.32%	3.91%	3.73%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.28%	1.69%	1.74%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.09%	2.00%	1.95%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.08%	3.63%	3.34%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.62%	4.15%	3.71%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		8.23%	4.75%	4.28%
C 0000022821 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.16%	4.65%	4.23%

[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.